John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 96.0%		$131,448,767
(Cost $144,459,244)
Australia 2.7%		3,675,311
Macquarie Group, Ltd.	16,119	2,062,964
Mirvac Group	1,064,266	1,612,347
Brazil 2.6%		3,503,823
Itau Unibanco Holding SA, ADR	455,083	2,047,874
WEG SA	268,660	1,455,949
Canada 2.1%		2,889,955
Canadian Pacific Railway, Ltd.	36,642	2,889,955
Chile 2.2%		2,959,953
Sociedad Quimica y Minera de Chile SA, ADR	30,090	2,959,953
China 8.0%		11,005,023
Alibaba Group Holding, Ltd., ADR (A)	21,370	1,909,837
BYD Company, Ltd., H Shares	73,950	2,705,533
Ping An Insurance Group Company of China, Ltd., H Shares	372,135	2,187,052
Trip.com Group, Ltd., ADR (A)	61,591	1,587,816
Weichai Power Company, Ltd., H Shares	787,000	1,125,166
Xinyi Solar Holdings, Ltd.	876,860	1,489,619
Denmark 4.1%		5,552,343
Novo Nordisk A/S, B Shares	17,815	2,074,982
Orsted A/S (B)	18,272	2,127,165
Vestas Wind Systems A/S	51,370	1,350,196
Finland 1.6%		2,157,579
Sampo OYJ, A Shares	49,941	2,157,579
France 5.9%		8,064,834
AXA SA	150,584	3,469,822
Schneider Electric SE	21,891	3,027,599
Valeo	72,971	1,567,413
Germany 9.2%		12,633,933
adidas AG	9,915	1,715,204
BioNTech SE, ADR	11,100	1,833,165
Deutsche Telekom AG	192,475	3,656,815
Infineon Technologies AG	50,898	1,395,846
SAP SE	27,687	2,582,431
Vonovia SE	43,532	1,450,472
Hong Kong 1.1%		1,524,873
China Traditional Chinese Medicine Holdings Company, Ltd.	3,592,000	1,524,873
India 1.6%		2,255,839
HDFC Bank, Ltd., ADR	35,921	2,255,839
Indonesia 3.9%		5,360,138
Bank Rakyat Indonesia Persero Tbk PT	8,654,997	2,554,893
Telkom Indonesia Persero Tbk PT	9,821,597	2,805,245
Ireland 1.1%		1,559,385
Kerry Group PLC, Class A	6,104	644,282
Kerry Group PLC, Class A (London Stock Exchange)	8,685	915,103
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 15.2%		$20,819,054
Daikin Industries, Ltd.	11,665	2,045,788
Eisai Company, Ltd.	29,790	1,364,229
Hoya Corp.	19,705	1,974,276
Kurita Water Industries, Ltd.	62,550	2,537,000
ORIX Corp.	167,550	2,986,047
Recruit Holdings Company, Ltd.	36,184	1,352,307
Shimano, Inc.	11,180	1,867,577
Shiseido Company, Ltd.	33,519	1,378,746
Sony Group Corp.	26,545	2,251,758
TDK Corp.	54,100	1,703,861
Yamaha Corp.	31,825	1,357,465
Netherlands 3.6%		4,920,376
ING Groep NV	243,291	2,363,278
Koninklijke Ahold Delhaize NV	92,855	2,557,098
Singapore 2.6%		3,523,738
Oversea-Chinese Banking Corp., Ltd.	415,795	3,523,738
South Africa 1.5%		2,077,053
Naspers, Ltd., N Shares	14,701	2,077,053
South Korea 5.4%		7,385,108
LG Chem, Ltd.	6,524	3,038,584
SK Hynix, Inc.	30,238	2,285,897
SK Telecom Company, Ltd., ADR	89,866	2,060,627
Sweden 2.8%		3,806,732
Atlas Copco AB, B Shares	166,752	1,732,168
Essity AB, B Shares	81,499	2,074,564
Switzerland 3.5%		4,732,727
Roche Holding AG	14,255	4,732,727
Taiwan 4.5%		6,187,336
Delta Electronics, Inc.	213,930	1,860,576
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	48,901	4,326,760
Thailand 1.5%		2,125,590
Kasikornbank PCL	530,255	2,125,590
United Kingdom 9.3%		12,728,064
Barratt Developments PLC	312,605	1,916,806
Croda International PLC	17,403	1,591,510
Dechra Pharmaceuticals PLC	24,267	1,092,084
DS Smith PLC	378,620	1,349,631
Spirax-Sarco Engineering PLC	9,967	1,454,280
SSE PLC	64,520	1,393,534
Unilever PLC (Euronext Amsterdam Exchange)	80,668	3,930,219

Total investments (Cost $144,459,244) 96.0%	$131,448,767
Other assets and liabilities, net 4.0%	5,504,720
Total net assets 100.0%	$136,953,487

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Financials	20.2%
Industrials	13.9%
Consumer discretionary	13.8%
Information technology	11.4%
Health care	10.6%
Consumer staples	8.4%
Materials	6.6%
Communication services	6.2%
Utilities	2.6%
Real estate	2.3%
Other assets and liabilities, net	4.0%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$3,675,311	—	$3,675,311	—
Brazil	3,503,823	$3,503,823	—	—
Canada	2,889,955	2,889,955	—	—
Chile	2,959,953	2,959,953	—	—
China	11,005,023	3,497,653	7,507,370	—
Denmark	5,552,343	—	5,552,343	—
Finland	2,157,579	—	2,157,579	—
France	8,064,834	—	8,064,834	—
Germany	12,633,933	1,833,165	10,800,768	—
Hong Kong	1,524,873	—	1,524,873	—
India	2,255,839	2,255,839	—	—
Indonesia	5,360,138	—	5,360,138	—
Ireland	1,559,385	—	1,559,385	—
Japan	20,819,054	—	20,819,054	—
Netherlands	4,920,376	—	4,920,376	—
Singapore	3,523,738	—	3,523,738	—
South Africa	2,077,053	—	2,077,053	—
South Korea	7,385,108	2,060,627	5,324,481	—
Sweden	3,806,732	—	3,806,732	—
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	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$4,732,727	—	$4,732,727	—
Taiwan	6,187,336	$4,326,760	1,860,576	—
Thailand	2,125,590	—	2,125,590	—
United Kingdom	12,728,064	—	12,728,064	—
Total investments in securities	$131,448,767	$23,327,775	$108,120,992	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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